TAXATION - Deferred tax assets and liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
TAXATION
Total deferred tax assets at the beginning		Rp 769	Rp 201
(Charged) credited to profit or loss		1,588	435
(Charged) credited to other comprehensive income		351	129
Reclassification			4
(Charged) credited to equity		96
Total deferred tax assets at the ending	$ 207	2,804	769	Rp 201
Total deferred tax liabilities at the beginning		(745)
Total deferred tax liabilities at the ending	$ (69)	(933)	(745)
Total deferred tax liabilities at the beginning		(745)	(2,110)
(Charged) credited to profit or loss		(189)	1,286
(Charged) credited to other comprehensive income		143	79
(Charged) credited to equity		(142)
Total deferred tax liabilities at the ending		(933)	(745)	(2,110)
Temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized					Rp 31,783	Rp 34,466
The company
TAXATION
Total deferred tax assets at the beginning		1,305	1,206
Total deferred tax assets at the beginning		533
(Charged) credited to profit or loss		1,598	(27)
(Charged) credited to other comprehensive income		342	126
Total deferred tax assets at the ending		2,473	533
Total deferred tax assets at the ending			1,305	1,206
Total deferred tax liabilities at the beginning		(794)	(1,665)
Total deferred tax liabilities at the beginning		(22)
(Charged) credited to profit or loss		10	871
Total deferred tax liabilities at the ending		(12)	(22)
Total deferred tax liabilities at the ending			(794)	(1,665)
Total deferred tax liabilities at the beginning		511	(459)
(Charged) credited to profit or loss		1,608	844
(Charged) credited to other comprehensive income		342	126
Total deferred tax liabilities at the ending		2,461	511	Rp (459)
Deferred tax assets - net		Rp 533	Rp 533		2,473	533
Change in tax rate	5.00%	5.00%	5.00%	5.00%
Applicable tax rate	20.00%	20.00%	20.00%	20.00%
The company | Net periodic pension and other post-employment benefits costs
TAXATION
Total deferred tax assets at the beginning		Rp 563	Rp 335
Total deferred tax assets at the beginning		563
(Charged) credited to profit or loss		197	102
(Charged) credited to other comprehensive income		342	126
Total deferred tax assets at the ending		1,102	563
Total deferred tax assets at the ending			563	Rp 335
Deferred tax assets - net		563	563		1,102	563
The company | Provision for impairment of receivables
TAXATION
Total deferred tax assets at the beginning		388	429
Total deferred tax assets at the beginning		388
(Charged) credited to profit or loss		206	(41)
Total deferred tax assets at the ending		594	388
Total deferred tax assets at the ending			388	429
Deferred tax assets - net		388	388		594	388
The company | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning		209	97
Total deferred tax assets at the beginning		209
(Charged) credited to profit or loss		38	112
Total deferred tax assets at the ending		247	209
Total deferred tax assets at the ending			209	97
Deferred tax assets - net		209	209		247	209
The company | Difference between accounting and tax bases of property and equipment
TAXATION
Total deferred tax assets at the beginning		(772)
(Charged) credited to profit or loss		1,012
Total deferred tax assets at the ending		240	(772)
Total deferred tax liabilities at the beginning		(772)	(1,597)
(Charged) credited to profit or loss			825
Total deferred tax liabilities at the ending			(772)	(1,597)
Deferred tax assets - net		(772)	(772)		240	(772)
The company | Fiscal loss
TAXATION
(Charged) credited to profit or loss		172
Total deferred tax assets at the ending		172
Deferred tax assets - net		172			172
The company | Deferred installation fee
TAXATION
Total deferred tax assets at the beginning		75	65
Total deferred tax assets at the beginning		75
(Charged) credited to profit or loss		(1)	10
Total deferred tax assets at the ending		74	75
Total deferred tax assets at the ending			75	65
Deferred tax assets - net		75	75		74	75
The company | Accrued expenses and provision for inventory obsolescence
TAXATION
Total deferred tax assets at the beginning		69	211
Total deferred tax assets at the beginning		69
(Charged) credited to profit or loss		(26)	(142)
Total deferred tax assets at the ending		43	69
Total deferred tax assets at the ending			69	211
Deferred tax assets - net		69	69		43	69
The company | Finance leases
TAXATION
Total deferred tax assets at the beginning		1	69
Total deferred tax assets at the beginning		1
(Charged) credited to profit or loss		0	(68)
Total deferred tax assets at the ending		1	1
Total deferred tax assets at the ending			1	69
Deferred tax assets - net		1	1		Rp 1	Rp 1
The company | Valuation of long-term investments
TAXATION
Total deferred tax liabilities at the beginning		(11)	(45)
Total deferred tax liabilities at the beginning		(11)
(Charged) credited to profit or loss			34
Total deferred tax liabilities at the ending		(11)	(11)
Total deferred tax liabilities at the ending			(11)	(45)
The company | Land rights, intangible assets and others
TAXATION
Total deferred tax liabilities at the beginning		(11)	(23)
Total deferred tax liabilities at the beginning		(11)
(Charged) credited to profit or loss		10	12
Total deferred tax liabilities at the ending		Rp (1)	(11)
Total deferred tax liabilities at the ending			Rp (11)	Rp (23)
Subsidiaries
TAXATION
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Telkomsel
TAXATION
Total deferred tax assets at the beginning		Rp 621	Rp 487
(Charged) credited to profit or loss		109	60
(Charged) credited to other comprehensive income		131	74
Total deferred tax assets at the ending		861	621	Rp 487
Total deferred tax liabilities at the beginning		(1,079)	(1,832)
(Charged) credited to profit or loss		(134)	753
(Charged) credited to equity		(125)
Total deferred tax liabilities at the ending		(1,338)	(1,079)	(1,832)
Total deferred tax liabilities at the beginning		(458)	(1,345)
(Charged) credited to profit or loss		(25)	813
(Charged) credited to other comprehensive income		131	74
(Charged) credited to equity		(125)
Total deferred tax liabilities at the ending		(477)	(458)	(1,345)
Telkomsel | Provision for impairment of receivables
TAXATION
Total deferred tax assets at the beginning		143	138
(Charged) credited to profit or loss		41	5
Total deferred tax assets at the ending		184	143	138
Telkomsel | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning		478	349
(Charged) credited to profit or loss		68	55
(Charged) credited to other comprehensive income		131	74
Total deferred tax assets at the ending		677	478	349
Telkomsel | Difference between accounting and tax bases of property and equipment
TAXATION
Total deferred tax liabilities at the beginning		(482)	(1,395)
(Charged) credited to profit or loss		55	913
(Charged) credited to equity		(125)
Total deferred tax liabilities at the ending		(552)	(482)	(1,395)
Telkomsel | Finance leases
TAXATION
Total deferred tax liabilities at the beginning		(549)	(385)
(Charged) credited to profit or loss		(177)	(164)
Total deferred tax liabilities at the ending		(726)	(549)	(385)
Telkomsel | License amortization
TAXATION
Total deferred tax liabilities at the beginning		(48)	(52)
(Charged) credited to profit or loss		(12)	4
Total deferred tax liabilities at the ending		(60)	(48)	(52)
Subsidiaries - others
TAXATION
Total deferred tax assets at the beginning		258	201
(Charged) credited to profit or loss		(20)	50
(Charged) credited to other comprehensive income		9	3
(Charged) credited to equity		96	4
Total deferred tax assets at the ending		343	258	201
Total deferred tax liabilities at the beginning		(287)	(306)
(Charged) credited to profit or loss		(164)	14
(Charged) credited to other comprehensive income		12	5
Reclassification		(17)
Total deferred tax liabilities at the ending		Rp (456)	Rp (287)	Rp (306)